LITIGATION AND CLAIMS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Litigation And Claims
Litigation settlement amount	$ 23,000	$ 23,000